Share Capital and Treasury Shares (Details) - ZAR (R) R in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 21, 2021	Feb. 29, 2024	Feb. 28, 2022	Apr. 01, 2021
Share Capital and Treasury Shares [Line Items]
Number of ordinary shares issue increase	20,332,894
Issued additional shares	1,207,500
Other ordinary shares issued		9,410,712
Treasury stock, share acquired			51,106
Trust held shares			14,637		1,207,500
Acquire amount (in Rand)			R 23.8
Bottom of range [member]
Share Capital and Treasury Shares [Line Items]
Number of ordinary shares issue increase				20,332,894
Top of range [member]
Share Capital and Treasury Shares [Line Items]
Number of ordinary shares issue increase				30,951,106